Costs and expenses by nature (Details 2) - General And Administrative Expenses [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Employee compensation	$ (365)	$ (244)	$ (657)	$ (473)
Materials, third-party services, freight, rent and other related costs	(146)	(112)	(266)	(214)
Depreciation, depletion and amortization	(38)	(32)	(73)	(58)
Total	$ (549)	$ (388)	$ (996)	$ (745)